N-2 $ in Millions	Sep. 09, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001143513
Amendment Flag	false
Securities Act File Number	814-00237
Document Type	8-K
Entity Registrant Name	GLADSTONE CAPITAL CORP
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 9, 2025, Gladstone Capital Corporation (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, Gladstone Management Corporation, Gladstone Administration, LLC and Oppenheimer & Co. Inc. in connection with the issuance and sale of $149.5 million aggregate principal amount of the Company’s 5.875% convertible notes due 2030 (the “Notes” and the issuance and sale of the Notes, the “Offering”) (which includes the full exercise of the underwriter’s option to purchase an additional $19.5 million aggregate principal amount of the Notes solely to cover overallotments). The Offering closed on September 12, 2025.
The Offering was made pursuant to the Company’s effective shelf registration statement on Form
N-2
(Registration No. 333–275934) previously filed with the Securities and Exchange Commission, as supplemented by a preliminary prospectus supplement dated September 8, 2025, the pricing term sheet dated September 9, 2025 and a final prospectus supplement dated September 9, 2025.
On September 12, 2025, the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee (the “Trustee”), entered into a Sixth Supplemental Indenture (the “Sixth Supplemental Indenture”) to the Indenture, dated November 6, 2018, between the Company and the Trustee (together with the Sixth Supplemental Indenture, the “Indenture”) pursuant to which the Company issued the Notes.
The interest rate of the Notes is 5.875% per year. The Company will pay interest on the Notes semi-annually in arrears on April 1 and October 1 of each year, beginning April 1, 2026. The Notes will mature on October 1, 2030, unless earlier converted, redeemed or repurchased.
Noteholders may convert all or any portion of their Notes at their option at any time prior to the close of business on the business day immediately preceding the maturity date. Upon conversion, the Company will pay or deliver, as the case may be, cash, shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock, at the Company’s election. The conversion rate for the Notes will initially be 38.4394 shares of the Company’s common stock per $1,000 principal amount of Notes (equivalent to an initial conversion price of approximately $26.02 per share of the Company’s common stock). The conversion rate will be subject to adjustment in certain events. In addition, following certain corporate events that occur prior to the maturity date or if the Company delivers a notice of redemption, the Company will, in certain circumstances, increase the conversion rate for a noteholder who elects to convert its Notes in connection with such a corporate event or notice of redemption, as the case may be.
The Company may not redeem the Notes prior to October 6, 2028. The Company may redeem for cash all or any portion of the Notes (subject to certain limitations), at the Company’s option, on a redemption date on or after October 6, 2028 and on or before the 45th scheduled trading day immediately prior to the maturity date if the last reported sale price of the Company’s common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus
accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the Notes.
If the Company undergoes a fundamental change, then, subject to certain conditions, noteholders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus
accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.125% Notes due 2026 (“2026 Notes”), 3.75% Notes due 2027 and 7.75% Notes due 2028 (“2028 Notes”); senior to the Company’s 6.25% Series A Cumulative Redeemable Preferred Stock and any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, or any successor provisions, and to provide certain financial information to the Trustee. These covenants are subject to important limitations and exceptions that are set forth in
the Indenture.
This Current Report on Form
8-K
shall not constitute an offer to sell or a solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction.
The Company estimates that the net proceeds from the Offering will be approximately $142.3 million, after deducting underwriting discounts and commissions and estimated expenses payable by the Company. The Company intends to use the net proceeds from the Offering to repay a portion of the outstanding indebtedness under its credit facility and for other general corporate purposes. The Company intends to re-borrow under its
credit facility to redeem all or a portion of its outstanding 2026 Notes and 2028 Notes.
The description above is only a summary of the material provisions of the Underwriting Agreement, the Sixth Supplemental Indenture and the Notes and is qualified in its entirety by reference to copies of the Underwriting Agreement, Sixth Supplemental Indenture and the Notes, respectively, each filed as an exhibit to this Current Report on Form 8-K and incorporated
by reference herein.

Long Term Debt, Principal	$ 149.5
Long Term Debt, Structuring [Text Block]
Noteholders may convert all or any portion of their Notes at their option at any time prior to the close of business on the business day immediately preceding the maturity date. Upon conversion, the Company will pay or deliver, as the case may be, cash, shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock, at the Company’s election. The conversion rate for the Notes will initially be 38.4394 shares of the Company’s common stock per $1,000 principal amount of Notes (equivalent to an initial conversion price of approximately $26.02 per share of the Company’s common stock). The conversion rate will be subject to adjustment in certain events. In addition, following certain corporate events that occur prior to the maturity date or if the Company delivers a notice of redemption, the Company will, in certain circumstances, increase the conversion rate for a noteholder who elects to convert its Notes in connection with such a corporate event or notice of redemption, as the case may be.
The Company may not redeem the Notes prior to October 6, 2028. The Company may redeem for cash all or any portion of the Notes (subject to certain limitations), at the Company’s option, on a redemption date on or after October 6, 2028 and on or before the 45th scheduled trading day immediately prior to the maturity date if the last reported sale price of the Company’s common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus
accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the Notes.
If the Company undergoes a fundamental change, then, subject to certain conditions, noteholders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus
accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.125% Notes due 2026 (“2026 Notes”), 3.75% Notes due 2027 and 7.75% Notes due 2028 (“2028 Notes”); senior to the Company’s 6.25% Series A Cumulative Redeemable Preferred Stock and any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, or any successor provisions, and to provide certain financial information to the Trustee. These covenants are subject to important limitations and exceptions that are set forth in
the Indenture.